As filed with the Securities and Exchange Commission on September 7, 2001


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 102


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 104


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                 Leslie K. Klenk
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]  on _________________ pursuant to Rule 485, paragraph (b)(1)
[ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]  on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]  75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]  on _________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title  of  series  being   registered:   Fountainhead   Kaleidoscope   Fund  and
Fountainhead Special Value Fund.

                                   PROSPECTUS





                                SEPTEMBER 7, 2001




                         FOUNTAINHEAD KALEIDOSCOPE FUND




                         FOUNTAINHEAD SPECIAL VALUE FUND






                    These Funds seek long-term capital growth.

             These Funds do not incur Rule 12b-1 (distribution)fees.






The Securities and Exchange Commission has notapproved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete.
        Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



SUMMARY........................................................................2


PERFORMANCE INFORMATION........................................................5


FEE TABLES.....................................................................7


MANAGEMENT.....................................................................9


YOUR ACCOUNT..................................................................11



   GENERAL INFORMATION                                                        11


   BUYING SHARES                                                              12



   SELLING SHARES                                                             14


   EXCHANGE PRIVILEGES                                                        16




OTHER INFORMATION.............................................................17


FINANCIAL HIGHLIGHTS..........................................................18

SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

FOUNTAINHEAD KALEIDOSCOPE FUND  The Fund  seeks long-term capital growth.

FOUNTAINHEAD SPECIAL VALUE FUND The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

FOUNTAINHEAD KALEIDOSCOPE FUND The Fund invests primarily in the common stocks of small size companies. Small size companies are those companies with market capitalizations of up to $1.8 billion at the time of purchase.

FOUNTAINHEAD SPECIAL VALUE FUND The Fund invests primarily in the common stocks of small and medium size companies. Small and medium size companies are those companies with market capitalizations between $700 million and $6.5 billion at the time of purchase.


THE ADVISER'S PROCESS -- PURCHASING PORTFOLIO SECURITIES King Investment Advisors, Inc. (the "Adviser"), each Fund's Adviser, selects stocks that it believes are selling at attractive prices relative to their intrinsic value, based on the Adviser's "Business Valuation Approach." This highly disciplined approach seeks to identify attractive investment opportunities, uncovering securities often overlooked by other investors. The Adviser believes value can be found in different types of securities at different points in the economic cycle. Unlike a traditional value manager who buys solely low price/earnings, low price/book, low price/sales or low price/cash flow stocks, the Adviser may purchase some stocks that have traditionally been classified as growth stocks.

The "special value" buy criteria of the Business Valuation Approach consist of three elements. Each Fund may buy a stock if it is trading at a discount to:

      o Its private-market value (based on projected levels of cash flow, balance sheet characteristics, future earnings, and payments made for similar companies in past mergers and acquisitions);
      o Its five-year projected earnings growth rate (unlike many typical value managers who buy only low price/earnings or low price/book stocks); or
      o Its seven-year historical valuation (based on its price/earnings, price/book, price/cash flow, or price/sales ratios).


The Adviser may purchase stocks of companies that are growing their earnings, but is sensitive to the price it will pay for that growth.

While it is anticipated that each Fund will diversify its investments across a range of industries and sectors, certain industries are likely to be overweighted compared to others because the Adviser seeks the best investment values regardless of industry. The industries in which each Fund may be overweighted will vary at different points in the economic cycle.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position by investing all or a portion of its assets in money market instruments, commercial paper, securities of other no-load mutual funds, or repurchase agreements. If a Fund invests in shares of another mutual fund, shareholders of the Fund will bear the advisory and other fees of both the Fund and the mutual fund in which it invests. During such times, a Fund may not be pursuing its investment objective.

Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment policies.

THE ADVISER'S PROCESS -- SELLING PORTFOLIO SECURITIES Each Fund may sell a stock if the Fund's Adviser believes:

        o  More attractive  alternatives are available.
        o  The company's underlying fundamentals have deteriorated.

        o  The stock has met the price target set by the Adviser.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

GENERAL RISKS An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in a Fund or the Fund could underperform other investments. The principal risks of an investment in a Fund include:

       o  The stock market goes down.
       o The stock market does not recognize the value of the stocks in the Fund's portfolio.
       o The Adviser's value-oriented approach may fail to produce the intended results.


SMALL AND MEDIUM COMPANY RISK Because investing in small and medium companies may have more risk than investing in larger, more established companies, an investment in a Fund may have the following additional risks:

       o The earnings andprospects of smaller companies are more volatile than those of larger companies.
       o Smaller companies may experience higher failure rates than do larger companies.
       o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price,tending to make their prices fall more in response to selling pressure than is the case with larger companies.
       o Smaller companies may have limited markets, product lines, or financial resources and may lack management experience.

For these and other reasons, the security prices of smaller capitalization companies may fluctuate more significantly than the security prices of large capitalization companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

COMPANY RISK The value of a Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

SECTOR RISK If a Fund's portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent a Fund is overweighted in the telecommunications sector, it will be affected by developments affecting that sector. The telecommunications sector is subject to changing government regulations that may limit profits and restrict services offered. Telecommunications companies also may be significantly affected by intense competition, and their products may be subject to rapid obsolescence.

PORTFOLIO TURNOVER RISK Each Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect a Fund's performance. Each Fund's annual turnover rate is expected to be approximately 100%.

WHO MAY WANT TO INVEST IN THE FUNDS

A Fund may be appropriate for you if you:

       o  Are pursuing a long-term goal with a value investment strategy;
       o  Are willing to accept price fluctuations in your investment;
       o Are willing to tolerate the risks associated with common stock investments; and
       o Are willing to accept the greater market price fluctuations of smaller companies.


A Fund may NOT be appropriate for you if you:

       o Want an investment that pursues market trends or focuses only on particular sectors or industries;
       o  Need regular income or stability of principal; or
       o  Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The following charts illustrate the variability of each Fund's returns. Each chart and table provide some indication of the risks of investing in a Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

Prior to September 17, 2001, the Funds were series of AmeriPrime Funds (another mutual fund) and maintained substantially similar investment objectives and investment policies to that of the Funds. The AmeriPrime series were managed by the Adviser. Each Fund's performance for periods before September 17, 2001, is that of the corresponding AmeriPrime series and reflects the expenses of the AmeriPrime series. The estimated net expenses of the Fund are expected to be the same as the net expenses of the corresponding AmeriPrime series.


PERFORMANCE   INFORMATION   REPRESENTS  ONLY  PAST   PERFORMANCE  AND  DOES  NOT
NECESSARILY INDICATE FUTURE RESULTS.

FOUNTAINHEAD KALEIDOSCOPE FUND

The following chart shows the annual total return for the only full calendar year that the Fund has operated. During the period shown, the highest return for a quarter was 7.13% (2nd quarter, 2000); and the lowest return was -4.52% (4th quarter, 2000).


                       [Edgar representation of bar chart:
                                  2000 - 0.11%]

    The calendar year-to-date total return as of June 30, 2001 was 8.66%.


The following table compares the Fund's average annual total return as of December 31, 2000 to the Russell 2000(R) Index.

                                     FOUNTAINHEAD                Russell 2000(R)
                                   KALEIDOSCOPE FUND                   INDEX
YEAR(S)

1 Year                                  0.11%                         -3.02%
Since Inception (11/1/99)              31.91%                         11.55%

The Russell 2000(R) Index measures the performance of the smallest 2,000 companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The Russell

2000(R)Index is unmanaged and reflects the reinvestment of dividends. Unlike the performance figures of the Fund, the performance of the Russell 2000(R) Index does not reflect the effect of expenses.

FOUNTAINHEAD SPECIAL VALUE FUND

The following chart shows the Fund's annual total return for each full calendar year that the Fund has operated. During the period shown, the highest return for a quarter was 52.13% (4th quarter, 1999) and the lowest return was -24.66% (3rd quarter, 1998).



                       [Edgar representation of bar chart:
                                1997 -   36.65%
                                1998 -   -3.55%
                                1999 -  133.34%
                                2000 -  -15.71%]

    The calendar year-to-date total return as of June 30, 2001 was 7.60%.


The following table compares the Fund's average annual total return as of December 31, 2000 to the Russell Midcap(R) Index.

                                  FOUNTAINHEAD                 RUSSELL MIDCAP(R)
YEAR(S)                         SPECIAL VALUE FUND                  INDEX
1 Year                              -15.71%                         8.25%
Since Inception (12/31/96)           26.84%                        16.09%

The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 24% of the total market capitalization of the Russell 1000(R) Index. The Russell Midcap(R) Index is unmanaged and reflects the reinvestment of dividends. Unlike the performance figures for the Fund, the performance of the Russell Midcap(R) Index does not reflect the effect of expenses.

Fee Tables
--------------------------------------------------------------------------------


The following tables describe the various fees and expenses that you will bear if you invest in a Fund.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
      Maximum Sales Charge (Load) Imposed on Purchases                                     None
      Maximum Deferred Sales Charge (Load)                                                 None
      Redemption Fee (as a percentage of amount redeemed, if applicable)(1)               1.00%
(1)  If you redeem your shares within 180 days of purchase, you will be charged a 1.00% redemption fee. However, if you redeem your shares after the
     180-day period, there is no redemption fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)
FOUNTAINHEAD KALEIDOSCOPE FUND

      Management Fees                                                                     1.75%(2)
      Distribution (12b-1) Fees                                                            None
      Other Expenses                                                                      0.00%
      TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.75%
      Fee Waiver and Expense Reimbursement (3)                                            0.50%
      Net Expenses                                                                        1.25%

FOUNTAINHEAD SPECIAL VALUE FUND

      Management Fees                                                                     0.90%
      Distribution (12b-1) Fees                                                            None
      Other Expenses                                                                      0.73%
      TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.63%
      Fee Waiver and Expense Reimbursement(3)                                             0.13%
      NET EXPENSES                                                                        1.50%



 (1)  Based on estimated amounts for the Fund's fiscal year ending October 31, 2001.

 (2)  Under the terms of the Management Agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund except brokerage costs, commissions, certain  compensation and expenses of the Trustees of Forum Funds and extraordinary and non-recurring expenses.
 (3)  The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through February 28, 2003.



EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that a Fund's total annual fund operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:




                                  Fountainhead Kaleidoscope Fund         Fountainhead Special Value Fund



1 Year                                         $127                                   $153


                                       7




                                  Fountainhead Kaleidoscope Fund         Fountainhead Special Value Fund

3 Years                                        $503                                   $502
5 Years                                        $904                                   $874
10 Years                                      $2,025                                 $1,922


MANAGEMENT
--------------------------------------------------------------------------------


Each Fund is a series of the Trust, an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER


Each Fund's Adviser is King Investment Advisors, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898. The Adviser is currently a privately owned corporation controlled by Roger E. King. The Adviser has provided investment advisory and management services to clients since 1981. The Adviser provides value-oriented equity and balanced management for both taxable and tax-exempt clients, and currently manages approximately $1 billion in assets.

The Fountainhead Kaleidoscope Fund pays the Adviser a management fee at an annual rate of 1.75% of the Fund's average daily net assets. Under the terms of the Management Agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund except brokerage costs, commissions, certain compensation and expenses of the Trustees of Forum Funds (the "Trust") and extraordinary and non-recurring expenses.

The Fountainhead Special Value Fund pays the Adviser a management fee at an annual rate of 0.90% of the Fund's average daily net assets. Under the terms of the Management Agreement, the Adviser provides investment advisory services to the Fund and is not required to pay any Fund expenses.



PORTFOLIO MANAGER


Roger E. King is the founder of the Adviser and has served as its President since 1986 and its Chairman since 1993. Mr. King has been primarily responsible for the day-to-day management of the Fountainhead Kaleidoscope Fund since its inception on November 1, 1999 and the Fountainhead Special Value Fund since its inception on December 31, 1996.

 .

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to each Fund. As of June 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $98 billion.

Forum Fund Services, LLC, a registered  broker-dealer and member of the National
Association  of  Securities  Dealers,   Inc.,  is  the  distributor   (principal
underwriter) of each Fund. The distributor acts  as the representative  of  the

Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund; Forum Accounting Services, LLC is each Fund's fund accountant; Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent; and Forum Trust, LLC is each Fund's custodian.


FUND EXPENSES


The Adviser pays most of the Fountainhead Kaleidoscope's operating expenses while the Fountainhead Special Value Fund pays for its own expenses. Each Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of each Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund for the period during which the waiver or reimbursement is in effect.

The Adviser has contractually undertaken to waive a portion of its fees and reimburse expenses of the Fountainhead Kaleidoscope Fund in order to limit the Fund's total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% of the Fund's average daily net assets through February 28, 2003.

The Adviser has also contractually undertaken to waive a portion of its fees and reimburse expenses of the Fountainhead Special Value Fund in order to limit the Fund's total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expense) to 1.50% of the Fund's average daily net assets through February 28, 2003.

YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION


You may purchase or sell (redeem) each Fund's shares at the net asset value of a share ("NAV") minus any applicable redemption fee next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 13 through 17). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. Neither Fund can accept orders that request a particular day or price for the transaction or any other special conditions.

Neither Fund issues share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which the NAV is calculated may change in case of an emergency. Each Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. Each Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, a Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different from those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. financial institutions.


         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Fountainhead Funds" or to one or more owners of the account and endorsed to "Fountainhead Funds" For all other accounts, the check must be made payable on its face to "Fountainhead Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.


         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.



MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:



                                                                MINIMUM INITIAL                MINIMUM ADDITIONAL
                                                                   INVESTMENT                      INVESTMENT

Standard Accounts                                                    $5,000                          $1,000
Traditional and Roth IRA Accounts                                    $2,000                          $1,000

ACCOUNT REQUIREMENTS


                   TYPE OF ACCOUNT                                                         REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                   o  Instructions must be signed by all persons required to
Individual accounts are owned by one  person, as are sole               sign exactly as their names appear on the account
proprietorship accounts. Joint accounts can have two or
more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                           o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a               account under the UGMA or the UTMA
child and obtain tax benefits
                                                                     o  The custodian must sign instructions in a manner
                                                                        indicating custodial capacity
BUSINESS ENTITIES                                                    o  Submit a Corporate/Organization Resolution form or
                                                                        similar document
TRUSTS                                                               o  The trust must be established before an account can  be opened
                                                                     o  Provide a certified trust document, or the pages from the trust document, that identify the trustees


INVESTMENT PROCEDURES

                HOW TO OPEN AN ACCOUNT                                            HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                                             BY CHECK
o   Call or write us for an account application (and                 o  Fill out an investment slip from a confirmation or write
    Corporate/Organization Resolution form, if applicable)               us a letter
o   Complete the application (and resolution form)                   o  Write your account number on your check
o   Mail us your application (and resolution form) and a             o  Mail us the slip (or your letter) and the check
    check
BY WIRE                                                              BY WIRE
o   Call or write us for an account application (and                 o  Call to notify us of your incoming wire
    Corporate/Organization Resolution form, if applicable)           o  Instruct your financial institution to wire your money to
o   Complete the application (and resolution form)                      us
o   Call us to fax the completed application (and

    resolution form) and we will assign you an account number
o Mail us your original application (and resolution form)

o Instruct your financial institution to wire your money to us

BY ACH PAYMENT
o   Call or write us for an account application (and
    Corporate/Organization Resolution form, if applicable)
o   Complete the application (and resolution form)
o Call us to fax the completed application (and resolution form) and we will assign you an account number
o   Mail us your original application (and resolution form)
o We can electronically debit your purchase proceeds from your selected account


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes purchase and exchange requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES


Each Fund processes redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.


                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
   o  Obtain a signature guarantee (if required)
   o  Obtain other documentation (if required)
   o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Make your request by telephone (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you or
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

   o  Written requests to redeem $100,000 or more
   o  Changes to a shareholder's record name
   o Redemptions from an account for which the address or account registration has changed within the last 30 days
   o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
   o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
   o Adding or changing wire instructions, telephone redemption or exchange options or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.


REDEMPTION FEE Each Fund assesses a redemption fee of 1.00% of the current net asset value of shares redeemed if the shares being sold were purchased within 180 days. The fee is charged for the benefit of remaining shareholders and will be paid to a Fund to help offset transaction costs. To calculate redemption fees, each Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. For example, shares purchased on January 1 of any year will be subject to a 1.00% fee if they are redeemed before June 29 of that same year, and shares redeemed on or after June 29 of that same year will not be subject to any redemption fee. Each Fund reserves the right to modify the terms of or terminate the fee at any time.


The redemption fee is waived for:

    o An account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of a Fund's Transfer Agent or on the books of certain other third parties that are authorized agents of the Fund; and

    o  Shares purchased with reinvested capital gains or dividend distributions.


If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with a Fund's Transfer Agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above. Before purchasing shares, please check with each Fund to determine if the fee waiver is available.

SMALL ACCOUNTS If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).


LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

RETIREMENT ACCOUNTS


Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS


Each Fund distributes its net investment income and net capital gain at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

Each Fund's distributions of net income (including short-term capital gains) are taxable to you as ordinary income. Each Fund's distributions of long-term capital gains are taxable to you as a long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will consist primarily of both short-term and long-term capital gains. However, each Fund's Adviser will attempt to maximize the payout of long-term capital gains versus short-term capital gains. Distributions may be subject to certain state and local taxes.

If you buy shares of a Fund just before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


ORGANIZATION


The Trust is a Delaware business trust. Neither Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. The financial information for periods before September 17, 2001 is that of the AmeriPrime Fund that reorganized into the Fund on September 17, 2001 Total return represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information, except for the six-month period ended April 30, 2001, has been audited by McCurdy & Associates CPA's, Inc. Each Fund's financial statements are included in the Fund's Semi-Annual Report dated April 30, 2001, which is available upon request, without charge.


FOUNTAINHEAD KALEIDOSCOPE FUND


                                                                          SIX MONTHS ENDED            YEAR ENDED
                                                                          APRIL 30, 2001(1)        OCTOBER 31, 2000



SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                                              $14.49                  $10.00
                                                                        ------------------------  --------------------
Income from Investment Operations:
     Net investment income (loss)                                                (0.05)                   (0.07)
     Net realized and unrealized gain (loss) on investments                      (0.24)                    4.56
                                                                        ------------------------  --------------------

Total from Investment Operations                                                 (0.29)                    4.49
                                                                        ------------------------  --------------------
Less Distributions:

     From net realized capital gain                                              (0.60)                    0.00
Total Distributions                                                              (0.60)                    0.00

                                                                        ------------------------  --------------------
Ending Net Asset Value Per Share                                                $13.60                   $14.49
                                                                        ------------------------  --------------------
OTHER INFORMATION
Ratios to Average Net Assets:

     Net expenses                                                                 1.28%(2)                 1.25%
     Gross expenses                                                               1.81%(2)                 1.86%
     Net investment income (loss)                                                (0.83)%(2)               (0.49)%
Total Return                                                                     (1.47)%                  44.90%
Portfolio Turnover Rate                                                              95%                    196%
Net Assets at End of Period (in thousands)                                        $2,941                  $2,728
(1)      Unaudited.


(2)      Annualized.


FOUNTAINHEAD SPECIAL VALUE FUND


                                                                                FOR THE YEAR ENDED                      PERIOD
                                                      SIX MONTHS                     OCTOBER 31,                           ENDED
                                                    ENDED APRIL 30,                                                     OCTOBER 31,
SELECTED DATA FOR A SINGLE SHARE                       2001(1)               2000        1999        1998                  1997(2)

Beginning Net Asset Value Per Share                    $27.21              $22.86       $12.61       $13.35                $10.00
                                                  -----------------     ----------------------------------------     ---------------
Income from Investment Operations
     Net investment income (loss)                       (0.14)            (0.31)         (0.16)       (0.09)              (0.02)
     Net realized and unrealized gain (loss)            (2.15)             5.70          10.41        (0.51)               3.37
Total from Investment Operations                        (2.29)             5.39          10.25        (0.60)               3.35
Less Distributions:
     From net realized capital gain                     (4.13)            (1.04)          0.00        (0.14)               0.00
Ending Net Asset Value Per Share                       $20.79            $27.21         $22.86       $12.61              $13.35
OTHER INFORMATION
Ratios to Average Net Assets:

     Net expenses                                        1.50%(3)          1.42%          1.25%        1.20%              0.97%(3)
     Gross expenses                                      2.01%(3)          2.03%          2.50%        2.76%              8.25%(3)
     Net investment income (loss)                       (1.30)%(3)        (1.15)%        (0.95)%      (0.67)%            (0.16)%(3)
Total Return                                            (6.72)%           23.35%         81.28%       (4.53)%            33.50%
Portfolio Turnover Rate                                   102%               125%          178%         108%               131%
Net Assets at End of Period (in thousands)            $24,931            $24,921        $14,068       $6,637             $2,629
(1)      Unaudited.
(2)      December 31, 1996 (commencement of operations) to October 31, 1997.
(3)      Annualized.


                         FOUNTAINHEAD KALEIDOSCOPE FUND

                         FOUNTAINHEAD SPECIAL VALUE FUND


                              FOR MORE INFORMATION


                           ANNUAL/SEMI-ANNUAL REPORTS

             Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report,you will find a discussion of the market conditions and investment strategies that significantly affected the
                 Fund'sperformance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
         The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                              CONTACTING THE FUNDS
            You can get free copies of the annual/semi-annual reports and the SAI, request other information, and discuss your questions about each Fund by contacting the Fund at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112

                            (800) 868-9535 (toll free)
                                 (207) 879-0001


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

      You can also review each Fund's annual/semi-annual reports , the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC").

          The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov


               Fund information, including the annual/semi-annual
                 reports and the SAI, is available on the SEC's
                             Website at www.sec.gov.






                    Investment Company Act File No. 811-3023

                       STATEMENT OF ADDITIONAL INFORMATION


                                September 7, 2001






                         FOUNTAINHEAD KALEIDOSCOPE FUND
                         FOUNTAINHEAD SPECIAL VALUE FUND




INVESTMENT ADVISER:

         King Investment Advisors, Inc.
         1980 Post Oak Road, Suite 2400
         Houston, Texas 77056-3898

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112


         (800) 868-9535 (toll free)
         (207) 879-0001





This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 10, 2001, as may be amended from time to time, offering shares of Fountainhead Kaleidoscope Fund and Fountainhead Special Value Fund (each a "Fund"), each a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial Statements for the Funds for the fiscal year ended October 31, 2000 and the six month period ended April 30, 2001, included in the Annual and Semi-Annual Reports to shareholders, are incorporated into this SAI by reference. Copies of the Annual and Semi-Annual Reports may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2


INVESTMENT LIMITATIONS                                                        10

PERFORMANCE DATA AND ADVERTISING                                              13

MANAGEMENT                                                                    16

PORTFOLIO TRANSACTIONS                                                        21

PURCHASE AND REDEMPTION INFORMATION                                           23

TAXATION                                                                      25

OTHER MATTERS                                                                 28


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C - PERFORMANCE DATA                                                C-1

GLOSSARY
--------------------------------------------------------------------------------


As used in this SAI, the following terms have the meanings listed.

          "Adviser" means King Investment Advisors, Inc.

          "Board" means the Board of Trustees of the Trust.

          "CFTC" means Commodities Future Trading Commission.

          "Code" means the Internal Revenue Code of 1986, as amended.

          "Custodian" means the custodian of the Fund's assets.

          "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

          "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

          "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

          "Fitch" means Fitch, Inc.

          "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

          "Fund" means Fountainhead Kaleidoscope Fund or Fountainhead Special Value Fund.

          "IRS" means Internal Revenue Service.

          "Moody's" means Moody's Investors Service.

          "NAV" means net asset value per share.

          "NRSRO" means a nationally recognized statistical rating organization.

          "SAI" means Statement of Additional Information.

          "SEC" means the U.S. Securities and Exchange Commission.


          "S&P" means Standard & Poor's Corporation, division of the McGraw Hill Companies.


          "Trust" means Forum Funds.

          "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          "1933 Act" means the Securities Act of 1933, as amended.

          "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


Each Fund is a diversified series of the Trust. As set forth in its Prospectus, each Fund's principal investment strategy involves the purchase and sale of common stock. This section provides additional information regarding common stock investments as well as information pertaining to other investment vehicles in which the Funds may invest on a more limited basis.



                                EQUITY SECURITIES

COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.


RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.


CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.


A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


The Funds investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, the Funds may only invest in convertible securities that are considered investment grade. Investment grade securities are rated in the top four long-term rating categories or the two highest short-term rating categories by an NRSRO. Moody's , S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range f ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Advise may use these ratings to determine whether to purchase, sell or hold a secuirty. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

Each Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Each Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.



WARRANTS AND RIGHTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Each Fund will limit its purchases of warrants to not more than 5% of the value of its net assets. Each Fund may also invest up to 5% of its net assets in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS

GENERAL. Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Funds may invest in depositary receipts in order to obtain exposure to foreign securities markets. The Funds have no present intention to invest in unsponsored ADRs.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all of the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

FOREIGN SECURITIES

GENERAL. Each Fund may invest up to 5% of its net assets in foreign securities, including common stock, preferred stock and common stock equivalents issued by foreign companies, as well as foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. Foreign government obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Foreign fixed income securities may also include floating and variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

RISKS. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and, therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and each Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

                                 DEBT SECURITIES

U.S. GOVERNMENT SECURITIES

GENERAL. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

RISKS. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

CORPORATE DEBT SECURITIES

GENERAL. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. Companies use these instruments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

RISKS. The market value of the interest-bearing fixed income securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in a Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK. The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that a Fund holds. To limit credit risk, a Fund will generally buy debt securities that are rated by an NRSRO in the top four long-term rating categories or in the top two short-term rating categories. Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.


Each Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Adviser determines that retaining the security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Each Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Each Fund may not invest more than 5% of the value of its net assets in debt securities rated below "B" by Moody's or S&P (or unrated securities determined by the Adviser to be of inferior quality to securities so rated).


                   WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

GENERAL. Each Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. Each Fund will not invest more than 25% of its total assets in when-issued or delayed-delivery securities.

RISKS. At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by a Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment. Although a Fund will generally enter into these transactions with the intent of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate.

                               OPTIONS AND FUTURES

GENERAL

Each Fund may purchase or write put and call options, futures and options on futures to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by a Fund must be traded on an exchange or over-the-counter.

Each Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. Each Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, the Funds have no intention of investing in options or futures for purposes other than hedging. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. Each Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

RISKS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the prices of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS


Each Fund may invest in futures and options contracts  regulated by the CFTC for
(1) bona fide hedging  purposes  within the meaning of the rules of the CFTC and
(2) for other purposes if, as a result, no more than 5% of a Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts. Each Fund will not invest greater than 15% of its net assets by investing in options and futures contracts.


                              REPURCHASE AGREEMENTS

GENERAL. Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, a Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments. Each Fund will not invest more than 5% of its net assets in repurchase agreements.


RISKS. Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulty exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by or lent by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Fund will only enter a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.


                       ILLIQUID AND RESTRICTED SECURITIES

GENERAL. The term "illiquid securities," as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities"). Each Fund will not invest more than 15% of its net assets in illiquid securities.

RISKS. Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, a Fund would not have the right to require an issuer to register a restricted security. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

                              LEVERAGE TRANSACTIONS

GENERAL. Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques.
Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed-delivery or forward-commitment basis are transactions that result in leverage. A Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.


BORROWING. Each Fund may borrow money from banks in an amount not exceeding one third of the value of its total assets for temporary or emergency purposes. A Fund will not purchase any securities while borrowings representing more than 5% of its total assets are outstanding. A Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which a Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of a Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per share. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

SECURITIES LENDING. Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral is maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may, at any time, call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees.


SHORT SALES. Each Fund may sell a security short in anticipation of a decline in the market value of the security. A short sale is a transaction in which a Fund sells a security that it does not own. To complete the transaction, a Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement, which price may be higher or lower than the price at which the Fund sold the security. A Fund will incur a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a profit if the price of the security declines between those dates. Each Fund will limit its short sales so that no more than 15% of its net assets (less all liabilities other than obligations under the short sales) will be deposited as collateral in and allocated to the segregated account.

RISKS. Leverage creates the risk of magnified capital losses. Borrowings and other liabilities that exceed the equity base of a Fund may magnify losses incurred by the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of a Fund's securities. So long as a Fund is able to realize a net return on its investment portfolio that is higher than the interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, a Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

                          TEMPORARY DEFENSIVE POSITION

Each Fund may invest in prime quality money market instruments, pending investment of cash balances. Each Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several NRSROs.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which a Fund may invest and money market mutual funds.

                               CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. A Fund operating under a Core and Gateway(R) structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway(R) structure if it would materially increase costs to a Fund's shareholders. The Board will not convert a Fund to a Core and Gateway(R) structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of each Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of each Fund and each Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

                             FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. A Fund may not:

BORROWING MONEY


Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).


CONCENTRATION


Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

                           NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. A Fund may not:

SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

PLEDGING

Pledge, mortgage, hypothecate or in any manner transfer, as security for indebtedness, any Fund assets except as may be necessary in connection with borrowing. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a pledge, mortgage or hypothecation of assets for purposes of this limitation.

ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. A Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

BORROWING


Purchase or otherwise acquire any security if total borrowings (including reverse repurchase agreements) represent more than 5% of the value of total assets. A Fund will not invest more than 5% of its net assets in reverse repurchase agreements.


EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

                                PERFORMANCE DATA

Each Fund may quote  performance  in various ways. All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.


     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell Midcap(R) Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.


Performance information may be presented numerically or in a table, graph or similar illustration.


Indices are not used in the management of a Fund but rather are standards by which the Funds' Adviser and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics as a Fund.


Each Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The performance of a Fund will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

The performance of a Fund may be quoted in terms of total return. Table 1 in Appendix C includes performance information for each Fund.

                            TOTAL RETURN CALCULATIONS

The total return of a Fund shows the Fund's overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P    =  a hypothetical initial payment of $1,000
                  T    =  average annual total return
                  n    =  number of years
                  ERV  =  ending redeemable  value: ERV is the value, at the end of  the  applicable period,  of a hypothetical  $1,000
                          payment made at the beginning of the applicable period

OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, a Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT  =  period total return
                  The other definitions are the same as in average annual total return above

                                  OTHER MATTERS

Each Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of a Fund's portfolio managers and the portfolio management staff of a Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of a Fund as of one or more dates; and (10) a comparison of a Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.


As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase of $90) and $1,118 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.


A Fund may advertise information regarding the effects of applicable systematic investment and systematic withdrawal plans, including the principal of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                        SYSTEMATIC                               SHARE                             SHARES PURCHASED
      PERIOD            INVESTMENT                               PRICE
         1                 $100                                   $10                                   10.00
         2                 $100                                   $12                                    8.33
         3                 $100                                   $15                                    6.67
         4                 $100                                   $20                                    5.00
         5                 $100                                   $18                                    5.56
         6                 $100                                   $16                                    6.25
                     ------------------                    -------------------                    -------------------
    Total Invested:        $600            Average Price:        $15.17            Total Shares:        41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).


NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS

John Y. Keffer*,  Chairman and President     Member and Director, Forum Financial Group, LLC (a mutual fund
Born:  July 15, 1942                         services holding company)
Two Portland  Square                         Director, Forum Fund Services, LLC (Trust's underwriter)
Portland, ME 04101                           Trustee/President of four other investment companies for which
                                             Forum Financial Group, LLC provides services

 ............................................ .........................................................................
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                        Group, LLC provides services
 ............................................ .........................................................................
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New England)
27 Temple Street                             Trustee of one other investment company for which Forum Financial
Belmont, MA 02718                            Group, LLC provides services
 ............................................ .........................................................................
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Trustee  of one  other  investment  company  for which  Forum  Financial
40 West 57th Street                          Group, LLC provides services
New York, NY 10019
 ............................................ .........................................................................

Thomas G. Sheehan, Vice President            Director of Relationship Management, Forum Financial Group, LLC
Born:  July 15, 1954                         Vice  President  of three  other  investment  companies  for which Forum
Two Portland Square                          Financial Group, LLC provides services

Portland, ME 04101
 ............................................ .........................................................................

Ronald H. Hirsch, Treasurer                  Managing  Director, Operations/Finance and Operations/Sales, Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Treasurer of six other investment companies for which Forum Financial

                                             Group, LLC provides services
 ............................................ .........................................................................
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998

Born:  August 24, 1964                       Associate  General  Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Secretary of two other  investment  companies for which Forum  Financial

                                             Group, LLC provides services

                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by each Fund and the Fund Complex, which includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services for the fiscal year ending October 31, 2002.

                               COMPENSATION FROM            COMPENSATION FROM        TOTAL COMPENSATION FROM THE FUND
        TRUSTEE                  FOUNTAINHEAD                  FOUNTAINHEAD                  AND FUND COMPLEX
                               KALEIDOSCOPE FUND            SPECIAL VALUE FUND

John Y. Keffer                        $0                            $0                              $0
 ......................... ............................ ............................. .................................
Costas Azariadis                      $28                          $276                          $18,000
 ......................... ............................ ............................. .................................
James C. Cheng                        $28                          $276                          $18,000
 ......................... ............................ ............................. .................................
J. Michael Parish                     $28                          $276                          $18,000


                               INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Under its agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds' investments and effecting portfolio transactions for the Funds.

OWNERSHIP OF ADVISER


The Adviser is a privately owned corporation organized under the laws of Texas in 1981. The Adviser is controlled by Roger E. King.


FEES

The Adviser's fee is calculated as a percentage of each Fund's average daily net assets. The fee is accrued daily by a Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in a Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Adviser's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement terminates immediately upon assignment.


Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

                                   DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of each Fund. FFS continually distributes shares of each Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons, including the Adviser, who provide services in connection with the sale or expected sale of shares of each Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of each Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of a Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to a Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive compensation for its distribution services.

OTHER PROVISIONS OF THE DISTRIBUTOR'S AGREEMENT

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of the Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee per Fund at an annual rate of 0.10% of the average daily net assets of the Fund on the first $100,000,000 and 0.05% thereafter subject to a minimum $40,000 annually.The Adviser pays FAdS its fee for services rendered to Fountainhead Kaleidoscope Fund while Fountainhead Special Value Fund pays FAdS directly for its services.


The Administration Agreement with respect to each Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.


Table 2 in Appendix B shows the dollar amount of the fees payable to FAdS for services rendered to each Fund, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).


FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Funds' financial statements and tax returns.


For its services, FAcS receives a fee per Fund of $36,000 annually, $24,000 annually for portfolios in excess of 500 securities, $12,000 annually for portfolios in excess of 200 securities, plus an annual rate of 0.02% of the average daily net assets of each Fund on the first $100,000,000 and 0.05% thereafter. The Adviser pays FAcS its fee for services rendered to Fountainhead Kaleidoscope Fund while Fountainhead Special Value Fund pays FAcS directly for its services.


The Accounting Agreement with respect to each Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and each Fund.


Table 3 in Appendix B shows the dollar amount of the fees payable to FAcS for services rendered to each Fund, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).


TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, FSS receives a fee from per Fund of $24,000 annually for the first fund and $21,600 annually for each additional fund, $24 per shareholder account annually, plus certain out-of-pocket expenses. The Adviser pays FAcS its fee for services rendered to Fountainhead Kaleidoscope Fund while Fountainhead Special Value Fund pays FAcS directly for its services.


The Transfer Agency Agreement with respect to each Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to each Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.


Table 4 in Appendix B shows the dollar amount of the fees payable to FSS,for services rendered to each Fund, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).


CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.


For its services, the Custodian receives a fee per Fund at an annual rate of 0.01% of each Fund's average daily net assets on the first $1,000,000,000, 0.075% on the next $1,000,000,000 and 0.05% thereafter, plus an annual fee of $3,600, plus certain transaction costs and out-of-pocket expenses. Each Fund also pays an annual maintenance custody fee as well as certain other transaction fees. The Adviser pays the Custodian its fee for services rendered to Fountainhead Kaleidoscope Fund while Fountainhead Special Value Fund pays FAcS directly for its services.

LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, have been selected as independent auditors for each Fund. The auditor audits the annual financial statements of each Fund and provides each Fund with an audit opinion. The auditors also review certain regulatory filings of each Fund and each Fund's tax returns.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

                      HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and securities convertible into common stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary, in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflect the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

                                COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of a Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

                 ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. Each Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of a Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

                             CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

                         OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than a Fund, and not all research services may be used by the Adviser in connection with a Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and a Fund's investors.

                                COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to a Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

                         TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. The Adviser currently does not have any affiliates.

                          OTHER ACCOUNTS OF THE ADVISER

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                               PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

                      SECURITIES OF REGULAR BROKER-DEALERS

From time to time, a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parent companies of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest amount of a Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists each Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Fund's most recent fiscal year. Table 6 also includes the aggregate value of each Fund's holdings of those securities as of the Fund's most recent fiscal year.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

Each Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

                         ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor. Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. Consistent with the provisions of the Trust's Trust Instrument, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

                                   UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

                    PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, a Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. A Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

                        ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

                        SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of a Fund.

                               REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                NAV DETERMINATION

In determining a Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at a Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that a Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting a Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISER AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is October 31 (the same as the Funds' fiscal year end).

                            MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

                               FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by a Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. Each Fund will distribute any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. Each Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                          SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of a Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

                               BACKUP WITHHOLDING

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from the Fund.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

OTHER MATTERS
--------------------------------------------------------------------------------

                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                       Investors Bond Fund
BrownIA Growth Equity Fund                      Maine TaxSaver Bond Fund
BrownIA Maryland Bond Fund                      Mastrapasqua Growth Value Fund
BrownIA Small-Cap Growth Fund                   New Hampshire TaxSaver Bond Fund
Daily Assets Cash Fund(1)                       Payson Balanced Fund
Daily Assets Government Fund(1)                 Payson Value Fund
Daily Assets Government Obligations Fund(1)     Polaris Global Value Fund
Daily Assets Treasury Obligations Fund(2)       Shaker Fund(3)
DF Dent Premier Growth Fund                     TaxSaver Bond Fund
Equity Index Fund                               The Advocacy Fund
Fountainhead Kaleidoscope Fund                  Winslow Green Growth Fund
Fountainhead Special Value Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

(2) The Trust offers shares of beneficial interest in an institutional and institutional service share class of this series.
(3) The Trust offers shares of beneficial interest in an institutional and investor share class of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Funds' investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.

The Trust and each Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

FUND OWNERSHIP


As of September 6, 2001, the officers and trustees of the Trust, as a group, owned less than 1% of each Fund's shares. From time to time, certain shareholders of record may own 5% or more of a Fund's shares. Shareholders known by a Fund to own beneficially 5% or more of the Fund's shares, as of September 6, 2001, are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of a Fund's shares. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. Prior to the public offering of the Funds on September 17, 2001, Forum Financial Group, LLC or its affiliates owned 100% of each

Fund's shares and may be deemed to control each Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities. It is not expected that Forum Financial Group, LLC will continue to control the Funds after their public offering.


LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS


Prior to September 17, 2001, the Funds were series of AmeriPrime Funds (another mutual fund) and maintained substantially similar investment objectives and investment policies to that of the Funds. The AmeriPrime series were managed by the Adviser. The financial information for periods before September 17, 2001, is that of the AmeriPrime Funds. This information, except the six-month period ended April 30, 2001, has been audited by McCurdy & Associates CPA's, Inc. The financial statements of the AmeriPrime Funds for the year ended October 31, 2000 and the six-month period ended April 30, 2001 included in the AmeriPrime Funds' Annual and Semi-Annual Reports to shareholders, are incorporated herein by reference.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

                                 PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA           This is the  highest  rating  that may be  assigned  by Standard &
              Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B,        Preferred  stock rated  BB,  B, and CCC is  regarded,  on balance,
CCC           as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C             A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT            Issuers  rated  Not Prime  do not fall within  any of  the  Prime
PRIME          rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B
MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser by each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                                  ADVISORY FEE     ADVISORY FEE     ADVISORY FEE
                                    PAYABLE           WAIVED          RETAINED
Fountainhead Kaleidoscope Fund
Fountainhead Special Value Fund

Advisory fee information is not provided because the Funds had not commenced operations prior to the date of this SAI.

TABLE 2 - ADMINISTRATION FEES


The following table shows the dollar amount of fees payable to FAdS by the Adviser, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.


                                ADMINISTRATION   ADMINISTRATION   ADMINISTRATION
                                 FEE PAYABLE       FEE WAIVED      FEE RETAINED
Fountainhead Kaleidoscope Fund
Fountainhead Special Value Fund

Administration fee information is not provided because the Funds had not commenced operations prior to the date of this SAI.

TABLE 3 - ACCOUNTING FEES


The following table shows the dollar amount of fees payable to FAcS by the Adviser, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.


                                ACCOUNTING FEE   ACCOUNTING FEE   ACCOUNTING FEE
                                   PAYABLE           WAIVED          RETAINED
Fountainhead Kaleidoscope Fund
Fountainhead Special Value Fund

Accounting fee information is not provided because the Funds had not commenced operations prior to the date of this SAI.

TABLE 4 - TRANSFER AGENCY FEES


The following table shows the dollar amount of fees payable to FSS by the Adviser, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.


                             TRANSFER AGENCY   TRANSFER AGENCY   TRANSFER AGENCY
                               FEE PAYABLE       FEE WAIVED        FEE RETAINED
Fountainhead Kaleidoscope Fund
Fountainhead Special Value Fund

Transfer agency fee information is not provided because the Funds had not commenced operations prior to the date of this SAI.

TABLE 5 - COMMISSIONS

The following table shows the brokerage commissions of Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                               TOTAL              % OF
                             BROKERAGE          BROKERAGE              % OF
                            COMMISSIONS        COMMISSIONS         TRANSACTIONS
            TOTAL         ($) PAID TO AN       PAID TO AN          EXECUTED BY
          BROKERAGE      AFFILIATE OF THE    AFFILIATE OF THE    AN AFFILIATE OF
         COMMISSIONS         FUND OR             FUND OR           THE FUND OR
             ($)             ADVISER             ADVISER             ADVISER

Fountainhead Kaleidoscope Fund
Fountainhead Special Value Fund

Information regarding brokerage commissions paid is not provided because the Funds had not commenced operations prior to the date of this SAI.

TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of each Fund's holdings of those securities as of the Fund's most recent fiscal year.

                                   REGULAR BROKER OR DEALER        VALUE HELD
Fountainhead Kaleidoscope Fund
Fountainhead Special Value Fund

Information regarding positions held in the securities of regular brokers and dealers of the Funds is not provided because the Funds had not commenced operations prior to the date of this SAI.

TABLE 7 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares each Fund; and (2) any person known by a Fund to own beneficially 5% or more of the shares of each Fund, as of September 6, 2001. Prior to the public offering of the Funds on September 17, 2001, Forum Financial Group, LLC or its affiliates owned 100% of each Fund's shares and may be deemed to control each Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities. It is not expected that Forum Financial Group, LLC will continue to control the Funds after their public offering.

                                     NAME AND ADDRESS              % OF FUND

Fountainhead Kaleidoscope Fund             None                       N/A
Fountainhead Special Value Fund            None                       N/A

APPENDIX C
PERFORMANCE DATA
--------------------------------------------------------------------------------

TABLE 1 -  TOTAL RETURNS

              ONE    THREE      CALENDAR     ONE    THREE   FIVE       SINCE
             MONTH   MONTHS   YEAR TO DATE   YEAR   YEARS   YEARS    INCEPTION
                                                                    (ANNUALIZED)
Fountainhead
Kaleidoscope Fund
Fountainhead
Special Value Fund

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (5) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (9) Investment Advisory Agreement between Registrant and Shaker Management, Inc., relating to Shaker Fund, dated April 26, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

   (10) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (11) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).


   (12) Form of Investment Advisory Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Kaleidoscope Fund (filed herewith).

   (13) Form of Investment Advisory Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund (filed herewith).


(e)(1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).


   (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent
          Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional
          Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


(f)       None.


(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional
          Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund, and
          Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional
          Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Instituional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green

          Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Instituional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


   (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

   (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (6) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (7) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Shareholder Service Plan of Registrant dated April 26, 2001 relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(11) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).


   (9) Form of Shareholder Service Plan of Registrant dated relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 101 via EDGAR on September 6, 2001, accession number 0001004402-01-500206).


   (10) Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

   (2) Consent of Seward & Kissel LLP dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).


(j)       Consent of McCurg & Associates CPA's, Inc..


(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

   (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (3) Rule 12b-1 Plan, effective April 26, 2001, adopted by Investor Shares of Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (m)(3) in post-effective amendment No. 95 via EDGAR on May 4, 2001, accession number 0001004402-01-500062)).


   (4) Form of Rule 12b-1 Plan for Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (m)(3) in post-effective amendment No. 101 via EDGAR on September 6, 2001, accession number 0001004402-01-500206).


(n)(1) 18f-3 plan adopted by Registrant dated December 5, 1997 (as amended May 19, 1998) and relating to Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) 18f-3 Plan, dated April 26, 2001, adopted by Registrant and relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (n)(2) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).


   (3) Form of 18f-3 Plan relating to Shaker Fund (Exhibit incorporated by reference as filed Exhibit (n)(2) in post-effective amendment No. 101 via EDGAR on September 6, 2001, accession number 0001004402-01-500206).



(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company and Brown Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (12) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (14) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 on June 28, 2001, accession number 0001004402-01-500127).


   (15) Form of Code of Ethics adopted by King Investment Advisors, Inc. (filed herewith).


Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)  Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
     (j)(4),  (j)(5),  (j)(6),  (j)(7),  (j)(8),  (j)(9),  (j)(10),  (j)(11) and
     (j)(12) in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

     In accordance with Section 3803 of the Delaware Business Trust Act, Section
     10.02 of Registrant's Trust Instrument provides as follows:

     "10.02.   INDEMNIFICATION)   Subject  to  the  exceptions  and  limitations
     contained in Section (b) below:

          "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii)  In  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A) By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

     provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

     (e)      Conditional advancing of indemnification monies under this Section
     5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
     (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; H.M. Payson & Co.; and Forum Investment Advisers, LLC include language similar to the following:

     "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Advisory Incorporated; D.F. Dent and Company, Inc.; King Investment Advisors, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Management, Inc.; and Trillium Asset Management Corporation provide similarly as follows:

     "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the
     Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

     With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

     "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

     After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

     (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

     (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

     (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

     (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

     (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

     (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

     (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

     (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

     (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)  Forum Investment Advisors, LLC


     The description of Forum Investment Advisors, LLC (investment adviser to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund) contained in Parts A and B of Post-Effective Amendment No. 99 to the Trust's Registration Statement (accession number 0001004402-01-500152) and in Parts A and B of post-effective amendment No. 86 (accession number 0001004402-00-000412) to the Trust's Registration Statement, is incorporated by reference herein.


     The  following  are the  members of Forum  Investment  Advisors,  LLC,  Two
     Portland   Square,   Portland,   Maine  04101,   including  their  business
     connections, which are of a substantial nature.

                           Forum Trust, LLC, Member

     Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

     The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                          ................................... ...................................
                                          Officer                             Other Forum affiliated companies
     .................................... ................................... ...................................
     Charles F. Johnson                   Director                            Forum Investment Advisors, LLC
     .................................... ................................... ...................................
     Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                          ................................... ...................................
                                          Assistant Secretary                 Forum Financial Group, LLC
                                          ................................... ...................................
                                          Officer                             Other Forum affiliated companies


                                       11


     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Ronald Hirsch                        Treasurer                           Forum Investment Advisors, LLC
                                          ................................... ...................................
                                          Treasurer                           Forum Financial Group, LLC
                                          ................................... ...................................
                                          Officer                             Other Forum affiliated companies
     .................................... ................................... ...................................
     Ben Niles                            Vice President                      Forum Investment Advisors, LLC
     .................................... ................................... ...................................
     Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC



(b)  H.M. Payson & Co.

     The description of H.M. Payson & Co. (investment adviser to Payson Value Fund and Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 99 (accession number 0001004402-01-500152) to the Trust's Registration Statement is incorporated by reference herein.

     The following are the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Adrian L. Asherman                   Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
     .................................... .................................... ..................................
     Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     John H. Walker                       Managing Director, President         H.M. Payson & Co.
     .................................... .................................... ..................................
     Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     John C. Knox                         Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     Michael R. Currie                    Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     William O. Hall, III                 Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)  Austin Investment Management, Inc.

     The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 99 (accession number 0001004402-01-500152) to the Trust's Registration Statement is incorporated by reference herein.

     The following is the director and officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin Investment Management,
                                              Secretary                            Inc.

(e)  Brown Advisory Incorporated

     The     description    of    Brown    Advisory     Incorporated     ("Brown
     Advisory")(investment adviser to BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund) contained in Parts A and B of post-effective amendment No. 85 (accession number 0001004402-00-000402) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of Brown Advisory, including their business connections, which are of a substantial nature. The address of Brown Advisory is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Michael D. Hankin                    President                            Brown Advisory
                                          .................................... ..................................
                                          President, Chief Executive           Brown
                                          Officer, Trustee
                                          .................................... ..................................
                                          President                            The Maryland Zoological Society
                                          .................................... ..................................
                                          Trustee                              The Valleys Planning Council
     .................................... .................................... ..................................

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     David L. Hopkins, Jr.                Treasurer                            Brown Advisory
                                          .................................... ..................................
                                          Chairman                             Brown
                                          .................................... ..................................
                                          Director                             Westvaco Corporation
                                          .................................... ..................................
                                          Director                             Metropolitan Opera Association
                                          .................................... ..................................
                                          Trustee and Chairman, Finance        Episcopal Church Foundation
                                          Committee
                                          .................................... ..................................
                                          Trustee                              Maryland Historical Society
     .................................... .................................... ..................................
     Edward Dunn III                      Secretary                            Brown Advisory

(f)  Polaris Capital Management, Inc.

     The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

      Name                                 Title                                Business Connection
      .................................... .................................... ..................................
      Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
      .................................... .................................... ..................................
      Edward E. Wendell, Jr.               Treasurer                            Polaris
                                           .................................... ..................................
                                           President                            Boston Investor Services, Inc.

(g)  Mastrapasqua & Associates

     The description of Mastrapasqua & Associates ("Mastrapasqua") (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of post-effective amendment No. 80 to the Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

     The following are the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
     .................................... .................................... ..................................
     Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                          Security Analyst

(h)  Trillium Asset Management Corporation

     The description of Trillium Asset Management Corporation (the "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of post-effective amendment No. 82 to the Trust's Registration Statement (accession number 0001004402-00-000283), is incorporated by reference herein.

     The following are the directors and officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Joan Bavaria                         President, Board of Directors     Adviser
                                          Member, Treasurer
                                          ................................. .....................................
                                          President, Treasurer and          FRDC California Corporation
                                          Director                          (dissolved)
                                          ................................. .....................................
                                          President, Treasurer and          Franklin Insight, Inc. (Purchased
                                          ................................. .....................................

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Joan Bavaria (cont.)                 Director  (formerly)              by the Adviser)
                                          ................................. .....................................
                                          Founding Co-Chair                 Coalition for Environmentally
                                                                            Responsible Economies
                                                                            Boston, MA
                                          ................................. .....................................
                                          Director (formerly)               Green Seal
                                                                            Washington, DC
                                          ................................. .....................................
                                          Director                          Lighthawk
                                                                            San Francisco, CA
                                          ................................. .....................................
                                          Advisory Board                    The Greening of Industry
                                                                            Worcester, MA
                                          ................................. .....................................
                                          Director (formerly)               Social Investment Forum
                                                                            Boston, MA
                                          ................................. .....................................
                                          Chair (formerly)                  National Advisory Committee for
                                                                            Policy and Technology's
                                                                            Subcommittee, Community Based
                                                                            Environmental Policy
                                                                            Washington, DC
     .................................... ................................. .....................................
     Patrick J. McVeigh                   Executive Vice President          Adviser
                                          ................................. .....................................
                                          Director                          SEED Haiti Community Development
                                                                            Loan Fund
                                                                            99 High Street,
                                                                            Brookline, MA 02445
     .................................... ................................. .....................................
     Shelley Alpern                       Director, Assistant Vice          Adviser
                                          President
                                          ................................. .....................................
                                          Student (formerly)                University of Texas
                                                                            Austin, TX
     .................................... ................................. .....................................
     Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Adviser
                                          Investment Officer
                                          ................................. .....................................
                                          Chairman 1991-1997                Standards and Policy Subcommittee,
                                          Member 1982-1999                  Association for Investment
                                                                            Management and Research
                                                                            Charlottesville, VA 22903
                                          ................................. .....................................
                                          Member (formerly)                 Council of Examiners, Institute of
                                                                            Chartered Financial Analysts
                                                                            Charlottesville, VA 22903
     .................................... ................................. .....................................
     F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Adviser
                                                                            327 West Main Street
                                                                            Durham, NC 27701-3215
                                          ................................. .....................................
                                          Director (until 6/98)             Durham Community Land Trust
                                                                            1401 Morehead Avenue
                                                                            Durham, NC 27707
     .................................... ................................. .....................................
     Susan Baker Martin                   Vice President                    Adviser
                                          ................................. .....................................
                                          Trustee                           Congregational Church of South
                                                                            Dartmouth
                                                                            Middle Street
                                                                            Dartmouth, MA
     .................................... ................................. .....................................
     Lisa Leff, CFA                       Vice President                    Adviser
                                          ................................. .....................................
                                          Director and Employee (until      Smith Barney Asset Management
                                          1999)                             388 Greenwich Street
                                                                            New York, NY 10013
                                          ................................. .....................................
                                          Director (until 1999)             Social Investment Forum
                                                                            Washington, DC
                                          ................................. .....................................
                                          Founder and Co-Chair (until       Social Investment Security Analysts
                                          1999)                             Group, New York Society of Security
                                                                            Analysts

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Lisa Leff, CFA (cont.)                                                 New York, NY
                                          ................................. .....................................
                                          Director                          Verite
                                                                            Amherst, MA
                                          ................................. .....................................
                                          Director (until 1999)             Maternity Center Association
                                                                            23rd and Park Avenue
                                                                            New York, NY
                                          ................................. .....................................
     Stephanie R. Leighton, CFA           Vice President                    Adviser
                                          ................................. .....................................
                                          Treasurer                         Local Enterprise Assistance Fund,
                                                                            Boston, MA
                                          ................................. .....................................
                                          Executive Committee Member        New England Chapter of the Social
                                                                            Investment Forum
                                                                            Boston, MA
     .................................... ................................. .....................................
     Cheryl I. Smith, CFA                 Vice President                    Adviser
                                          ................................. .....................................
                                          Finance Committee (Director,      Resist
                                          formerly)                         259 Elm Street, Suite 201
                                                                            Somerville, MA 02144
                                          ................................. .....................................
                                          Treasurer                         Performing Artists at Lincoln School
                                                                            Kennard Road
                                                                            Brookline, MA 02445
     .................................... ................................. .....................................
     Eric Becker, CFA                     Vice President                    Adviser
                                          ................................. .....................................
                                          Director                          Interlock Media, Inc.
                                                                            Cambridge, MA
     .................................... ................................. .....................................
     Linnie McLean                        Senior Vice President             Adviser
                                          ................................. .....................................
                                          Loan Committee                    Boston Community Loan Fund
                                                                            Boston, MA
     .................................... ................................. .....................................
     Patricia L. Davidson                 Vice President                    Adviser
                                          ................................. .....................................
                                          Member                            Program Committee, The Women's
                                                                            Foundation
                                                                            340 Pine Street
                                                                            San Francisco, CA
     .................................... ................................. .....................................
     Diane M. DeBono                      Senior Vice President             Adviser
     .................................... ................................. .....................................
     James Crawford, JD                   Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Professor, Associate Dean         University of California,
                                          (retired)                         Berkley, CA
     .................................... ................................. .....................................
     Thomas Gladwin, Ph.D.                Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Professor                         New York University
                                                                            Stern School of Business
                                                                            44 W. 4th Street
                                                                            New York, NY
                                          ................................. .....................................
                                          Max McGraw Professorship of       University of Michigan
                                          Sustainable Enterprise and        Ann Arbor, MI 48109
                                          Associated Directorship
     .................................... ................................. .....................................
     Robert Glassman                      Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                            63 Franklin Street
                                                                            Boston, MA 02110
                                          ................................. .....................................
                                          Chairman Investment Committee     The Boston Foundation
                                                                            Boston, MA
     .................................... ................................. .....................................
     Sally Greenberg, JD                  Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Senior Product Safety Counsel     Consumers Union
                                                                            1666 Connecticut Avenue N.W.
                                                                            Washington, DC 20009
                                          ................................. .....................................
                                          President (past)                  Massachusetts Women's Bar
                                                                            Association
                                          ................................. .....................................

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Sally Greenberg, JD (cont.)                                            Boston, MA
                                          ................................. .....................................
                                          Eastern States Civil Rights       Anti-Defamation League
                                          Counsel                           1 Lincoln Plaza
                                                                            Boston, MA
     .................................... ................................. .....................................
     Charles Grigsby                      Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Senior Vice President             Mass Capital Resource Company
                                                                            420 Boylston Street
                                                                            Boston, MA 02116
                                          ................................. .....................................
                                          Director and Acting Deputy        City of Boston Neighborhood
                                                                            Development Department
                                                                            26 Court Street
                                                                            Boston, MA 02108
                                          ................................. .....................................
                                          Member (formerly)                 Federal Reserve Bank Small
                                                                            Business Advisory Committee
                                          ................................. .....................................
                                          Member (formerly)                 Massachusetts State Board of
                                                                            Education
     .................................... ................................. .....................................
     Milton Moskowitz                     Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Writer                            Mill Valley, CA 94941
     .................................... ................................. .....................................
     Carol O'Cleireacain, Ph.D.           Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Economic Consultant               New York, NY
                                          ................................. .....................................
                                          Senior Fellow                     Brookings Institution, Center on
                                                                            Urban and Metropolitan Policy
                                                                            1775 Massachusetts Avenue N.W.,
                                                                            Washington, DC 20036
                                          ................................. .....................................
                                          Chair (formerly)                  Council of Institutional
                                                                            Investors Executive Committee
     .................................... ................................. .....................................
     John Plukas                          Board of Directors Member         Adviser
                                          ................................. .....................................
                                          President and Co-Chairman         Wainwright Bank & Trust Company
                                                                            63 Franklin Street
                                                                            Boston, MA 02110
                                          ................................. .....................................
                                          Director                          New England Foundation for the Arts
                                                                            Boston, MA
     .................................... ................................. .....................................
     George Rooks                         Portfolio Manager, Board of       Adviser
                                          Directors Member
                                          ................................. .....................................
                                          President and Owner               Heritage Capital Management
                                                                            31 Milk Street
                                                                            Boston, MA
                                          ................................. .....................................
                                          Investment Manager                J.L. Kaplan Associates
                                                                            29 Commonwealth Avenue
                                                                            Boston, MA
                                          ................................. .....................................
                                          President (formerly)              First Capital Corporation of
                                                                            Boston
                                                                            Boston, MA
                                          ................................. .....................................
                                          President (formerly)              First Venture Capital Corporation
                                                                            Boston, MA
                                          ................................. .....................................
                                          Portfolio Manager (formerly)      BankBoston
                                                                            Boston, MA
                                          ................................. .....................................
                                          Trustee                           Jewish Federation of the North
                                                                            Shore
                                                                            Boston, MA
     .................................... ................................. .....................................
     Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Adviser
                                          ................................. .....................................
                                          Professor                         Columbia University School of
                                                                            Architecture
                                                                            New York, NY
                                          ................................. .....................................

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Elliot Sclar, Ph.D. (cont.)          Director, Vice President          Franklin Insight, Inc.
                                          (Formerly)
                                          ................................. .....................................
                                          Director                          Wainwright Bank & Trust
                                                                            Company
                                                                            63 Franklin Street
                                                                            Boston, MA 02110
     .................................... ................................. .....................................
     William Torbert, Ph.D.               Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Professor                         Boston College
                                                                            Chestnut Hill, MA

(i)  Wells Fargo Funds Management, LLC

     The description of Wells Fargo Funds Management, LLC (Funds Management), a wholly-owned subsidiary of Wells Fargo Bank, N.A., investment sub-advisor for the Index Portfolio, the series of Wells Fargo Core Trust in which Equity Index Fund invests, contained in Parts A and B of Post-Effective amendment No. 97 (accession number 0001004402-01-500080) to the Trust's Registration Statement, is incorporated by reference herein. To the knowledge of Registrant, none of the directors or executive officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.

(j)  Wells Capital Management Incorporated

     The description of Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., investment sub-advisor for the Index Portfolio, the series of Wells Fargo Core Trust in which Equity Index Fund invests, contained in Parts A and B of Post-Effective amendment No. 97 (accession number 0001004402-01-500080) to the Trust's Registration Statement, is incorporated by reference herein. To the knowledge of the Registrant, none of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.

(k)  Shaker Management, Inc.


     The description of Shaker Management, Inc. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of this Post-Effective Amendment No. 101 to the Trust's Registration Statement (accession number 0001004402-01-500206) and Post-Effective Amendment No. 94 (accession number 0001004402-01-500047) to the Trust's Registration Statement, is incorporated by reference herein.


     The following are the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Edward Paul Hemmelgarn               President and Director            Shaker
                                          ................................. .....................................
                                          President and Director            Shaker Investments, Inc.
                                          ................................. .....................................
                                          Managing Member                   Shaker Investment Management, LLC
     .................................... ................................. .....................................
     David Rogers Webb                    Executive Vice President and      Shaker
                                          Director
                                          ................................. .....................................
                                          Executive Vice President and      Shaker Investments, Inc.
                                          Director
                                          ................................. .....................................
                                          Managing Member                   Shaker Investments Management, LLC
     .................................... ................................. .....................................
     Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                          Director
                                          ................................. .....................................
                                          Chairman of the Board and         Shaker Investments, Inc.
                                          Director
                                          ................................. .....................................
                                          Managing Member                   Shaker Investments Management, LLC

(l)  Adams, Harkness & Hill, Inc.

     The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 91 (accession number 0001004402-01-000118) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     John W Adams                         Chairman and Chief Executive         AHH
                                          Officer
     .................................... .................................... ..................................
     Steven B. Frankel                    Managing Director                    AHH
     .................................... .................................... ..................................
     Sharon Lewis                         Managing Director                    AHH
     .................................... .................................... ..................................
     Timothy J. McMahon                   Managing Director                    AHH
     .................................... .................................... ..................................
     Theodore L. Stebbins                 Managing Director                    AHH
     .................................... .................................... ..................................
     Greg Benning                         Managing Director                    AHH
     .................................... .................................... ..................................
     Greg Brown                           Managing Director                    AHH
     .................................... .................................... ..................................
     Lawrence F. Calahan, II              Managing Director                    AHH
     .................................... .................................... ..................................
     Cynthia A. Cycon                     Managing Director                    AHH
     .................................... .................................... ..................................
     Francis J. Dailey                    Managing Director                    AHH
     .................................... .................................... ..................................
     Rick Franco                          Managing Director                    AHH
     .................................... .................................... ..................................
     Joseph W. Hammer                     Managing Director                    AHH
     .................................... .................................... ..................................
     James Kedersha                       Managing Director                    AHH
     .................................... .................................... ..................................
     Russell W. Landon                    Managing Director                    AHH
     .................................... .................................... ..................................
     Benjamin A. Marsh                    Managing Director                    AHH
     .................................... .................................... ..................................
     Paul M. Mazzarella                   Managing Director                    AHH
     .................................... .................................... ..................................
     Danny McDonald                       Managing Director                    AHH
     .................................... .................................... ..................................
     James O'Hare                         Managing Director                    AHH
     .................................... .................................... ..................................
     Matthew W. Patsky                    Managing Director                    AHH
     .................................... .................................... ..................................
     Joseph Ranieri                       Managing Director                    AHH
     .................................... .................................... ..................................
     Ronald D. Ree                        Managing Director                    AHH
     .................................... .................................... ..................................
     Jack Robinson                        Managing Director                    AHH
     .................................... .................................... ..................................
     Christopher Sands                    Managing Director                    AHH
     .................................... .................................... ..................................
     Jamie Simms                          Managing Director                    AHH
     .................................... .................................... ..................................
     John Tesoro                          Managing Director                    AHH
     .................................... .................................... ..................................
     Harry E. Wells III                   Managing Director and Clerk          AHH
     .................................... .................................... ..................................
     Carol Werther                        Managing Director                    AHH
     .................................... .................................... ..................................
     Deborah Widener                      Managing Director                    AHH
     .................................... .................................... ..................................
     Sam Wilkins III                      Managing Director                    AHH
     .................................... .................................... ..................................
     Frederick L. Wolf                    Managing Director                    AHH
     .................................... .................................... ..................................
     Allyn C. Woodward Jr.                President and Managing Director      AHH
     .................................... .................................... ..................................
     Stephen Zak                          Managing Director, CFO and           AHH
                                          Treasurer
     .................................... .................................... ..................................
     J. Eric Anderson                     Principal                            AHH
     .................................... .................................... ..................................
     Nancy R. Atcheson                    Principal                            AHH
     .................................... .................................... ..................................
     Barry Bocklett                       Principal                            AHH
     .................................... .................................... ..................................
     Susan Braverman-Lione                Principal                            AHH
     .................................... .................................... ..................................
     Blaine Carroll                       Principal                            AHH
     .................................... .................................... ..................................
     Thomas C. Cochran III                Principal                            AHH
     .................................... .................................... ..................................
     Mike Comerford                       Principal                            AHH
     .................................... .................................... ..................................
     James Corscadden                     Principal                            AHH
     .................................... .................................... ..................................
     Gordon Cromwell                      Principal                            AHH
     .................................... .................................... ..................................
     Vernon Essi                          Principal                            AHH
     .................................... .................................... ..................................
     Rick Faust                           Principal                            AHH
     .................................... .................................... ..................................
     Elizabeth T. Harbison                Principal                            AHH
     .................................... .................................... ..................................

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Robert H. Johnson                    Principal                            AHH
     .................................... .................................... ..................................
     Chris Leger                          Principal                            AHH
     .................................... .................................... ..................................
     Jeff McCloskey                       Principal                            AHH
     .................................... .................................... ..................................
     John F. Murphy                       Principal                            AHH
     .................................... .................................... ..................................
     Bridget O'Brien                      Principal                            AHH
     .................................... .................................... ..................................
     Ben Z. Rose                          Principal                            AHH
     .................................... .................................... ..................................
     Robert Sheppard                      Principal                            AHH
     .................................... .................................... ..................................
     Howard Silfen                        Principal                            AHH
     .................................... .................................... ..................................
     Gordon L. Szerlip                    Principal                            AHH
     .................................... .................................... ..................................
     David Thibodeau                      Principal                            AHH
     .................................... .................................... ..................................
     Charles Trafton                      Principal                            AHH
     .................................... .................................... ..................................
     Mark E. Young                        Principal                            AHH
     .................................... .................................... ..................................
     Alexandra Adams                      Vice President                       AHH
     .................................... .................................... ..................................
     Alexander Arnold                     Vice President                       AHH
     .................................... .................................... ..................................
     Greg Beloff                          Vice President                       AHH
     .................................... .................................... ..................................
     Joe Bruno                            Vice President                       AHH
     .................................... .................................... ..................................
     Jerry Buote                          Vice President                       AHH
     .................................... .................................... ..................................
     Joe Buttarazzi                       Vice President                       AHH
     .................................... .................................... ..................................
     Peter Cahill                         Vice President                       AHH
     .................................... .................................... ..................................
     Sarah Cannon                         Vice President                       AHH
     .................................... .................................... ..................................
     Joe Ciardi                           Vice President                       AHH
     .................................... .................................... ..................................
     Ben Conway                           Vice President                       AHH
     .................................... .................................... ..................................
     Dan Coyne                            Vice President                       AHH
     .................................... .................................... ..................................
     Matthew Epstein                      Vice President                       AHH
     .................................... .................................... ..................................
     Frank Gaul                           Vice President                       AHH
     .................................... .................................... ..................................
     James Jasinski                       Vice President                       AHH
     .................................... .................................... ..................................
     Michael Landry                       Vice President                       AHH
     .................................... .................................... ..................................
     Tim Leland                           Vice President                       AHH
     .................................... .................................... ..................................
     Jeff Liguori                         Vice President                       AHH
     .................................... .................................... ..................................
     Michael Moses                        Vice President                       AHH
     .................................... .................................... ..................................
     Cindy Mulica                         Vice President                       AHH
     .................................... .................................... ..................................
     Sandra Notardonato                   Vice President                       AHH
     .................................... .................................... ..................................
     Channing Page                        Vice President                       AHH
     .................................... .................................... ..................................
     Lynn Pieper                          Vice President                       AHH
     .................................... .................................... ..................................
     Andrew Pojani                        Vice President                       AHH
     .................................... .................................... ..................................
     Ryan Rauch                           Vice President                       AHH
     .................................... .................................... ..................................
     Felicia Reed                         Vice President                       AHH
     .................................... .................................... ..................................
     Laura Richardson                     Vice President                       AHH
     .................................... .................................... ..................................
     Marvin Ritchie                       Vice President                       AHH
     .................................... .................................... ..................................
     Patrick Sherbrooke                   Vice President                       AHH
     .................................... .................................... ..................................
     Jeffrey Sihpol                       Vice President                       AHH
     .................................... .................................... ..................................
     Jonathan Skinner                     Vice President                       AHH
     .................................... .................................... ..................................
     Amalia Spera                         Vice President                       AHH
     .................................... .................................... ..................................
     Jennifer St. Germain                 Vice President                       AHH
     .................................... .................................... ..................................
     Curtis Thom                          Vice President                       AHH
     .................................... .................................... ..................................
     Lisa Thors                           Vice President                       AHH
     .................................... .................................... ..................................
     Katie Tiger                          Vice President                       AHH
     .................................... .................................... ..................................
     Scott Van Winkle                     Vice President                       AHH
     .................................... .................................... ..................................
     Tim Vetrano                          Vice President                       AHH
     .................................... .................................... ..................................
     Kevin Wagner                         Vice President                       AHH
     .................................... .................................... ..................................
     Rebecca Warsofsky                    Vice President                       AHH

(m)  D.F. Dent and Company, Inc.

     The description of D.F. Dent and Company, Inc. ("D.F. Dent") (investment adviser for DF Dent Premier Growth Fund) contained in Parts A and B of post-effective amendment No. 98 (accession number 0001004402-01-500127) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Daniel F. Dent                       President                            D.F. Dent
     .................................... .................................... ..................................
     Sutherland C. Ellwood                Vice President                       D.F. Dent
     .................................... .................................... ..................................
     Thomas F. O'Neil                     Vice President                       D.F. Dent
     .................................... .................................... ..................................
     Linda W. McCleary                    Vice President                       D.F. Dent

(n)  King Investment Advisors, Inc.


     The description of King Investment Advisors, Inc. ("King") (investment adviser to Fountainhead Special Value Fund and Fountainhead Kaleidoscope
     Fund) contained in Parts A and B this filing to the Trust's Registration Statement, is incorporated by reference herein.


     The following are the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Roger E. King                        Chairman and President               King
     .................................... .................................... ..................................
     John R. Servis                       Director                             King
                                          .................................... ..................................
                                          Owner, Commercial Real Estate        John R. Servis Properties
                                                                               602 Hallie, Houston, TX  77024
     .................................... .................................... ..................................
     Pat H. Swanson                       Compliance Officer                   King
     .................................... .................................... ..................................
     Jane D. Lightfoot                    Secretary/Treasurer                  King

ITEM 27.  PRINCIPAL UNDERWRITERS


(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

     Century Capital Management Trust                 Monarch Funds
     The Cutler Trust                                 NBP TrueCrossing Funds
     Forum Funds                                      Sound Shore Fund, Inc.
     Memorial Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

     Name                                      Position with Underwriter            Position with Registrant
     ..................................... ................................... ...................................
     John Y. Keffer                        Director                            Chairman, President
     ..................................... ................................... ...................................
     Benjamin Niles                        Vice President                      Vice President
     ..................................... ................................... ...................................
     David I. Goldstein                    Secretary                           Secretary
     ..................................... ................................... ...................................
     Marc Keffer                           Assistant Secretary                 Assistant Secretary
     ..................................... ................................... ...................................
     Ronald H. Hirsch                      Treasurer                           Treasurer
     ..................................... ................................... ...................................
     Fred Skillin                          Assistant Treasurer                 Assistant Treasurer
     ..................................... ................................... ...................................
     Nanette Chern                         Chief Compliance Officer            Chief Compliance Officer
     ..................................... ................................... ...................................

(c)  Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 30.  UNDERTAKINGS

     None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on September 7, 2001.


                                           FORUM FUNDS


                                           By:/S/ JOHN Y. KEFFER
                                              ----------------------------------
                                                    John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 7, 2001.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

     *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                INDEX TO EXHIBITS

(d)(12)  Form  of  Investment   Advisory   Agreement  relating  to  Fountainhead
         Kaleidoscope Fund.

(d)(13)  Form  of  Investment   Advisory   Agreement  relating  to  Fountainhead
         Special Value Fund.

(j)      Consent of Auditors.

(p)(15)  Form of Code of Ethics relating to King Investment Advisors, Inc.